Investment Securities (Schedule Of Investments Within The Available For Sale Portfolio That Had Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Less than 12 months, Fair Value		$ 2,971,604
Less than 12 months, Unrealized Losses		(42,920)
12 months or longer, Fair Value		116,527
12 months or longer, Unrealized Losses		(4,885)
Total Fair Value		3,088,131
Total Unrealized Losses		(47,805)
Total debt securities
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	$ 2,514,856	2,971,597
Less than 12 months, Unrealized Losses	(12,243)	(42,918)
12 months or longer, Fair Value	1,164,073	116,527
12 months or longer, Unrealized Losses	(35,674)	(4,885)
Total Fair Value	3,678,929	3,088,124
Total Unrealized Losses	(47,917)	(47,803)
U.S. treasuries
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	99
Less than 12 months, Unrealized Losses	(1)
12 months or longer, Fair Value	0
12 months or longer, Unrealized Losses	0
Total Fair Value	99
Total Unrealized Losses	(1)
Government agency issued mortgage-backed securities (“MBS”)
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	1,455,476	1,059,471
Less than 12 months, Unrealized Losses	(4,738)	(19,052)
12 months or longer, Fair Value	331,900	116,527
12 months or longer, Unrealized Losses	(8,866)	(4,885)
Total Fair Value	1,787,376	1,175,998
Total Unrealized Losses	(13,604)	(23,937)
Government agency issued collateralized mortgage obligations (“CMO”)
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	1,043,987	1,912,126
Less than 12 months, Unrealized Losses	(7,464)	(23,866)
12 months or longer, Fair Value	832,173	0
12 months or longer, Unrealized Losses	(26,808)	0
Total Fair Value	1,876,160	1,912,126
Total Unrealized Losses	(34,272)	(23,866)
Corporates and other debt
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	15,294
Less than 12 months, Unrealized Losses	(40)
12 months or longer, Fair Value	0
12 months or longer, Unrealized Losses	0
Total Fair Value	15,294
Total Unrealized Losses	$ (40)
Equity
Schedule of Investments [Line Items]
Less than 12 months, Fair Value		7
Less than 12 months, Unrealized Losses		(2)
12 months or longer, Fair Value		0
12 months or longer, Unrealized Losses		0
Total Fair Value		7
Total Unrealized Losses		$ (2)